Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Annuity Portfolios (File Nos. 033-74534 and 811-08314)

Schwab Money Market Portfolio Schwab S&P 500 Index Portfolio Schwab MarketTrack Growth Portfolio II	Schwab VIT Balanced Portfolio Schwab VIT Balanced with Growth Portfolio Schwab VIT Growth Portfolio

Post-Effective Amendment No. 35

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 30, 2013, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Rodney DeWalt
Rodney DeWalt Director and Corporate Counsel Charles Schwab Investment Management, Inc.